Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Plan Assets [Abstract]
Cash	16.00%	21.00%
Equity instruments	48.00%	45.00%
Debt instruments	25.00%	24.00%
Others	11.00%	10.00%